Background Information (Details)	May. 29, 2015 $ / shares shares	Dec. 31, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Common Stock, par value per share | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized | shares	500,000,000	480,000,000	480,000,000	480,000,000
Preferred Stock, par value per share | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized | shares	20,000,000	20,000,000	20,000,000	20,000,000
Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, par value per share | $ / shares	$ 0.001
Common Stock, shares authorized | shares	480,000,000
Preferred Stock, par value per share | $ / shares	$ 0.001
Preferred Stock, shares authorized | shares	20,000,000
Reverse stock split ratio	0.01
Reincorporation, state	Nevada
Reincorporation, date	May 29, 2015